Submission	Feb. 13, 2025
Submission [Line Items]
Central Index Key	0000922224
Registrant Name	PPL Corporation
Registration File Number	333-277140
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES